Supplementary Balance Sheet Information - Changes in Deferred Revenues (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Deferred Revenue Disclosure [Abstract]
Balance at beginning of year	$ 21,408	$ 15,588
Revenue recognized during the year	(25,661)	(21,173)
Deferred revenues acquired	7,392
Deferred revenue relating to new sales	22,777	26,993
Balance at end of year	$ 25,916	$ 21,408